Expense Example, No Redemption - Calamos S&P 500 Structured Alt Protection ETF - February - Calamos S&P 500 Structured Alt Protection ETF - February	Feb. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221